Segments and Geographical Information	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Segments and Information
Segments and Geographical Information

15.Segments and Information

The Company operates in one segment. Revenue information by geographic region is presented in Note 4 to these condensed consolidated financial statements. Long-lived assets by geographic region were as follows as of (in thousands):

	March 31, 2024	December 31, 2023
South Korea	$1,170	$1,363
United States	817	930
Total long-lived assets	$1,987	$2,293

13.Segments and Geographical Information

The Company operates in one segment. Revenue information by geographic region is presented in Note 1 to these consolidated financial statements. Long-lived assets by geographic region for the years ended December 31, 2023 and 2022 are as follows:

(in thousands)	2023	2022
United States	$930	$1,295
South Korea	1,363	626
Total long-lived assets	$2,293	$1,921